Shareholder Report, Line Graph (Details) - USD ($)							8 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended		20 Months Ended		21 Months Ended		23 Months Ended	24 Months Ended	32 Months Ended		33 Months Ended		35 Months Ended	36 Months Ended	44 Months Ended		45 Months Ended		47 Months Ended	48 Months Ended	56 Months Ended	57 Months Ended		59 Months Ended	60 Months Ended	68 Months Ended	69 Months Ended		72 Months Ended	80 Months Ended	81 Months Ended		84 Months Ended	92 Months Ended	93 Months Ended		96 Months Ended	105 Months Ended			108 Months Ended	117 Months Ended	120 Months Ended
	Sep. 30, 2021	Jun. 30, 2020	Oct. 02, 2017	Aug. 19, 2016	Sep. 15, 2015	May 31, 2015	May 31, 2022	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2021	May 31, 2025	May 31, 2016	May 31, 2023	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2022	May 31, 2017	May 31, 2024	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2023	May 31, 2018	May 31, 2025	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2024	May 31, 2019	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2025	May 31, 2020	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2021	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2022	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2023	May 31, 2025	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2025	May 31, 2025
C000006838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000006843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000006844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000006851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000006856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000006857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000006887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000006892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000006893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000006904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000006905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000006906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000006911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000006916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000006917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000006924 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000006929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000006930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000006937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000006938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000006939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000006941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000006942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000006943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000142775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000142776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000142777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000160020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000160021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000160022 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000160029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000160030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000160031 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000160038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000160039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000160040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000172715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000172716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												B with CDSC (declining over six years from 4% to 0%)
C000172717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
C000220109 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												A with initial sales charge (5.75%)
C000220112 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												C with CDSC (1% for 12 months)
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Standard & Poor's 500 Stock Index
Accumulated Value	$ 10,000		$ 10,000			$ 10,000	$ 9,572	$ 10,880					$ 10,172	$ 9,851	$ 11,292				$ 11,948	$ 12,628	$ 12,741				$ 13,667	$ 14,336	$ 17,878				$ 14,184	$ 17,825				$ 16,005	$ 18,345			$ 22,458	$ 23,516			$ 22,391	$ 26,696			$ 23,045				$ 29,540		$ 33,535
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000					10,000	9,111						10,299	8,916					10,462	9,032					10,423	9,525					11,090					12,134				12,085				11,091				10,854				10,995		11,596
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000® Index
Accumulated Value				$ 10,000	$ 10,000				$ 11,208	$ 10,754						$ 12,896	$ 12,656					$ 13,218	$ 14,563					$ 14,733	$ 14,926				$ 21,202	$ 16,637				$ 20,421	$ 23,943			$ 20,837	$ 23,061			$ 26,584	$ 23,530		$ 30,072	$ 30,020			$ 33,958
MSCI Emerging Markets Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets Index (net div)
Accumulated Value						10,000							8,237						10,495						11,967						10,926					10,447				15,775				12,647				11,574				13,007		14,703
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World (ex-US) Index (net div)
Accumulated Value			10,000			10,000		10,299					8,861		9,654				10,477		9,322				11,491		13,310				10,771	11,659				10,401	11,495			14,851	13,420			13,008	15,265			12,826				14,973		17,032
MSCI EAFE Europe Australasia Far East Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Accumulated Value		$ 10,000				10,000					$ 13,424		9,032					$ 12,030	10,517					$ 12,399	11,355					$ 14,696	10,703				$ 16,654	10,402				14,397				12,903				13,298				15,761		17,862
MFS Conservative Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MFS Conservative Allocation Fund Blended Index
Accumulated Value	10,000					10,000	9,333						10,164	9,261					10,879	10,197					11,378	11,064					11,906					12,949				14,830				14,071				13,963				15,374		16,680
MFS Growth Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MFS Growth Allocation Fund Blended Index
Accumulated Value	10,000					10,000	9,524						9,918	9,552					11,168	11,374					12,238	12,680					12,492					13,332				17,474				17,031				17,080				20,338		22,673
MFS Moderate Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MFS Moderate Allocation Fund Blended Index
Accumulated Value	10,000					10,000	9,436						10,047	9,416					11,029	10,793					11,820	11,872					12,234					13,213				16,198				15,598				15,566				17,841		19,624
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap® Index
Accumulated Value				$ 10,000					$ 10,996							$ 12,389						$ 12,586						$ 12,916					$ 19,411					$ 18,096				$ 17,279				$ 21,273			$ 23,469
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000® Index
Accumulated Value					10,000					10,121							12,182						14,711						13,381					12,921					21,263				17,666				16,839			20,227	$ 20,227		20,467
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000® Value Index
Accumulated Value					10,000					10,995							12,607						13,646						13,844					13,617					19,661				19,844				18,942			23,054			25,108
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000® Growth Index
Accumulated Value					$ 10,000					$ 10,636							$ 12,792						$ 15,481						$ 16,316					$ 20,599					$ 28,823				$ 27,021				$ 29,601			$ 39,547			$ 46,516
MSCI All Country World ex US Growth Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World (ex-US) Growth Index (net div)
Accumulated Value						10,000							9,172						10,715						11,976						11,343					12,179				17,041				13,819				13,851				15,652		17,345
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA 0-3 Month U.S. Treasury Bill Index
Accumulated Value			$ 10,000			10,000		$ 10,088					10,010		$ 10,314				10,049		$ 10,485				10,171		$ 10,495				10,398	$ 10,508				10,571	$ 10,856			10,581	$ 11,453			10,594	$ 12,004			10,945				11,547		12,103
MSCI EAFE Europe Australasia Far East Value Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)
Accumulated Value		$ 10,000									$ 13,699							$ 13,088						$ 13,098						$ 16,187					$ 19,217
MFS Aggressive Growth Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MFS Aggressive Growth Allocation Fund Blended Index
Accumulated Value	$ 10,000					$ 10,000	$ 9,596						$ 9,748	$ 9,663					$ 11,256	$ 11,921					$ 12,588	$ 13,467					$ 12,623					$ 13,229				$ 18,514				$ 18,197				$ 18,326				$ 22,607		$ 25,538